Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 22, 2016	Jun. 30, 2015
Entity Registrant Name	Applied Minerals, Inc.
Entity Central Index Key	0000008328
Trading Symbol	amnl
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		97,236,250
Entity Public Float			$ 56,036,168
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false